Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Merchandise	$4,340	$4,874
Project in process	4,771	4,564
Work in process	74	269
Raw materials	221	222
	9,406	9,929
Land held under development	1,999	1,999
Construction in progress	116	159
	$11,521	$12,087